Schedule of financial statement effects concerning right-of-use assets (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Lease Liabilities And Right Of Use Assets [Line Items]
Beginning Balance	$ 0	$ 0
Ending Balance	7,744,611	0
Cost
Lease Liabilities And Right Of Use Assets [Line Items]
Beginning Balance	0	0
Right-of-use additions	7,861,107	0
Ending Balance	7,861,107	0
Accumulated Amortization
Lease Liabilities And Right Of Use Assets [Line Items]
Beginning Balance	0	0
Right-of-use additions	(116,496)	0
Ending Balance	$ (116,496)	$ 0